Financial instruments and financial risk management - Financial liabilities (Details) - CAD ($)	Mar. 31, 2020	Dec. 31, 2019
Financial instruments and financial risk management
Financial assets	$ 7,892,221	$ 11,424,553
Financial liabilities	5,164,827	9,202,436
Cash and cash equivalents
Financial instruments and financial risk management
Financial assets	7,534,585	11,095,848
Restricted cash
Financial instruments and financial risk management
Financial assets	191,675	184,314
Receivables
Financial instruments and financial risk management
Financial assets	165,961	144,391
Non-derivative financial liabilities | Trade payable and accrued liabilities
Financial instruments and financial risk management
Financial liabilities	2,093,777	2,128,226
Non-derivative financial liabilities | Shareholder loan
Financial instruments and financial risk management
Financial liabilities	1,038	2,076
Derivative financial liabilities | Derivative liability
Financial instruments and financial risk management
Financial liabilities	$ 3,070,012	$ 7,072,134